Series B Preferred Stock (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
Preferred Stock Series B shares designated	7,000,000	7,000,000	7,000,000
Preferred Stock Series B shares outstanding	0	0	0